Finance Income	12 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Finance Income	Finance Income

	2022 £’000	2021 £’000	2020 £’000
Interest income on bank deposits	£181	£84	£497
Other interest income	7	20	58
Gain on derecognition of right-of-use assets sub-leased	—	—	472
Fair value movement of financial assets	7	17	30
Foreign exchange gain	9,942	—	2,052
Total	£10,137	£121	£3,109